DEBT AND INTEREST (Details) (USD $)			12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial paper count	Dec. 31, 2011 U.S. commercial paper program	Dec. 31, 2011 European commercial paper	Dec. 31, 2011 Notes payable	Dec. 31, 2010 Notes payable	Sep. 30, 2011 Multi-year credit facility	Sep. 30, 2011 364 day credit facility day
Components of the company's debt obligations, along with applicable interest rate
Total debt	$ 7,600,000,000	$ 845,600,000
Short-term debt			916,100,000			100,300,000	32,400,000
Average interest rate (as a percent)			0.67%			1.53%	6.00%
Long-term debt, current maturities	6,600,000	156,800,000
Short-term debt including current maturities of long-term debt	1,023,000,000	189,200,000
Maximum borrowing capacity under the credit agreement before amendment								600,000,000
Maximum borrowing capacity, commercial paper before amendment				600,000,000
Maximum borrowing capacity under the credit agreement					200,000,000			1,500,000,000	2,000,000,000
Maximum borrowing capacity, commercial paper				3,500,000,000
Term of credit facility									364
Combined maximum borrowing capacity, commercial paper			3,500,000,000
Number of commercial paper programs			2
Outstanding U.S. commercial paper				$ 916,000,000